NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2052

August 22, 2005

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	NML Variable Annuity Account A

File No. 333-72913

EDGAR CIK: 0000790162

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus Supplement dated August 22, 2005 for the above-referenced entity does not differ from that contained in Post-Effective Amendment No. 11 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically on August 19, 2005.

Any comments on this filing should be directed to Michael J. Mazza, Counsel, at 414-665-2052.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Sara A. Holm
Senior Paralegal Specialist

cc:	Curtis A. Young